SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share (Note 9):
Net (loss) / income to Ordinary Shareholders, Basic	$ 10,391	$ 9,982
Weighted-average ordinary shares outstanding, Basic	96,139,181	95,064,382
EPS, Basic	$ 0.11	$ 0.11
Weighted average number of shares outstanding, restricted stock units	571,303	359,468
Earnings per share basic restricted stock units	$ (0.00)	$ (0.01)
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ 10,391	$ 9,982
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	96,710,484	95,423,850
EPS, Antidilution sequencing - subtotal	$ 0.11	$ 0.10
Weighted-average ordinary shares outstanding, public warrants
Net (loss) / income to Ordinary Shareholders, Diluted	$ 10,391	$ 9,982
Weighted-average ordinary shares outstanding, Diluted	96,710,484	95,423,850
EPS, Diluted	$ 0.11	$ 0.10